PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets	¥ 44,594,162	$ 6,376,881	¥ 32,357,042
Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	1,257,726		832,153
Property | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	431,186		445,345
Leasehold improvements, renovation and decoration | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	112,015		128,031
Data center equipment | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	714,447		258,306
Office equipment | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	¥ 78		¥ 471